5. CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Convertible Notes Payable - Current Portion	$ 483,421	$ 1,367,655	$ 2,367,631
Unamortized discount - current portion	0	0	0
Convertible Notes Payable, net - Current Portion	483,421	1,367,655	2,367,631
Accrued interest - current portion	169,993	749,812	698,544
Convertible Notes Payable - Non-Current Portion	990,520	776,451
Unamortized discount - Non-current portion	0	0
Convertible Notes Payable, net - Non-Current Portion	990,520	776,451	0
Accrued interest - non-current portion	31,967	47,151
Total Convertible Notes Payable	1,473,941	2,144,106
Total Unamortized Discount		0
Convertible Notes Payable, net	1,473,941	2,144,106
Total Accrued Interest	201,960	796,963
Amended and Restated Series A 12% Convertible notes [Member]
Convertible Notes Payable - Current Portion		885,000	885,000
Unamortized discount - current portion		0	0
Convertible Notes Payable, net - Current Portion		885,000	885,000
Accrued interest - current portion		575,250	398,250
Convertible Notes Payable - Non-Current Portion	225,000
Unamortized discount - Non-current portion	0
Convertible Notes Payable, net - Non-Current Portion	225,000
Accrued interest - non-current portion	9,000
2008 10% Convertible Notes [Member]
Convertible Notes Payable - Current Portion		25,000	25,000
Unamortized discount - current portion		0	0
Convertible Notes Payable, net - Current Portion		25,000	25,000
Accrued interest - current portion		19,167	15,417
October and November 2009 10% Convertible Notes [Member]
Convertible Notes Payable - Current Portion	50,000	50,000	50,000
Unamortized discount - current portion	0	0	(389)
Convertible Notes Payable, net - Current Portion	50,000	50,000	49,611
Accrued interest - current portion	28,598	26,097	20,000
April 2010 10% Convertible Note [Member]
Convertible Notes Payable - Current Portion	75,000	75,000	75,000
Unamortized discount - current portion	0	0	(3,895)
Convertible Notes Payable, net - Current Portion	75,000	75,000	71,105
Accrued interest - current portion	35,188	31,438	23,938
July and August 2011 10% Convertible Notes [Member]
Convertible Notes Payable - Current Portion		257,655	357,655
Unamortized discount - current portion		0	0
Convertible Notes Payable, net - Current Portion		257,655	357,655
Accrued interest - current portion		90,256	68,704
Law Firm Note [Member]
Convertible Notes Payable - Current Portion	75,000	75,000	75,000
Unamortized discount - current portion	0	0	0
Convertible Notes Payable, net - Current Portion	75,000	75,000	75,000
Accrued interest - current portion	9,479	7,604	0
December 2006 10% Convertible Notes
Convertible Notes Payable - Current Portion			17,000
Unamortized discount - current portion			0
Convertible Notes Payable, net - Current Portion			17,000
Accrued interest - current portion			15,888
September 2010 10% Convertible Notes
Convertible Notes Payable - Current Portion			308,100
Unamortized discount - current portion			0
Convertible Notes Payable, net - Current Portion			308,100
Accrued interest - current portion			52,393
Convertible Notes Payable - Non-Current Portion	317,072	317,072
Unamortized discount - Non-current portion	0	0
Convertible Notes Payable, net - Non-Current Portion	317,072	317,072
Accrued interest - non-current portion	9,513	35,034
April 2011 10% Convertible Notes
Convertible Notes Payable - Current Portion			400,400
Unamortized discount - current portion			0
Convertible Notes Payable, net - Current Portion			400,400
Accrued interest - current portion			100,100
Convertible Notes Payable - Non-Current Portion	448,448	448,448
Unamortized discount - Non-current portion	0	0
Convertible Notes Payable, net - Non-Current Portion	448,448	448,448
Accrued interest - non-current portion	13,454	12,117
September 2011 Convertible Notes
Convertible Notes Payable - Current Portion			178,760
Unamortized discount - current portion			0
Convertible Notes Payable, net - Current Portion			178,760
Accrued interest - current portion			3,854
Convertible Notes Payable - Non-Current Portion		10,931
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		10,931
Accrued interest - non-current portion		0
September 2010 12% Convertible Notes
Convertible Notes Payable - Non-Current Portion		317,072
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		317,072
Accrued interest - non-current portion		35,034
April 2011 12% Convertible Notes
Convertible Notes Payable - Non-Current Portion		448,448
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		448,448
Accrued interest - non-current portion		12,117
September 2011 12% Convertible Notes
Convertible Notes Payable - Non-Current Portion		10,931
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		10,931
Accrued interest - non-current portion		$ 0